Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash and cash equivalents	$ 3,702	$ 109
Marketable securities, available-for-sale	3,808	0
Prepaid expenses and other current assets	619	565
Total current assets	8,129	674
Other assets	206	279
Property and equipment, net	0	2
Total assets	8,335	955
Liabilities, Current [Abstract]
Accounts payable	918	1,226
Accrued expenses	1,430	847
Note payable, current	0	47
Other current liabilities	97	105
Total current liabilities	2,445	2,225
Note payable, non-current	0	14
Other liabilities	72	170
Total liabilities	2,517	2,409
Commitments and contingencies (Note 9)
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 250,000,000 shares authorized; 6,812,836 and 4,506,216 shares issued and outstanding as of December 31, 2021 and 2020, respectively	0	0
Additional paid-in-capital	27,722	11,145
Accumulated other comprehensive loss	(2)	0
Accumulated deficit	(21,902)	(12,599)
Total stockholders' equity (deficit)	5,818	(1,454)
Total liabilities and stockholders' equity (deficit)	$ 8,335	$ 955